Other Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets Non Current [Line Items]
Amortization expense related to in-store displays	$ 21	$ 24	$ 33
Cash spent for in-store displays	$ 23	$ 17	$ 32
Amortization method of in-store displays	straight-line method
Minimum [Member]
Other Assets Non Current [Line Items]
Amortization period of in-store displays in years	3 years
Maximum [Member]
Other Assets Non Current [Line Items]
Amortization period of in-store displays in years	5 years